Expense Example - TCW Artificial Intelligence Equity Fund	Mar. 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	690
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	$ 908